MANAGER AND FOUNDER
  AQUILA MANAGEMENT CORPORATION
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER
  U.S. BANCORP ASSET MANAGEMENT, INC.
  555 S.W. Oak
  U.S. Bancorp Tower
  Portland, Oregon 97204

BOARD OF TRUSTEES
  Lacy B. Herrmann, Chairman
  David B. Frohnmayer
  James A. Gardner
  Diana P. Herrmann
  Sterling K. Jenson
  Timothy J. Leach
  Raymond H. Lung
  John W. Mitchell
  Patricia L. Moss
  Ralph R. Shaw
  Nancy Wilgenbusch

OFFICERS
  Diana P. Herrmann, President
  James M. McCullough, Senior Vice President
  Sally J. Church, Vice President
  Christine L. Neimeth, Vice President
  Rose F. Marotta, Chief Financial Officer
  Joseph P. DiMaggio, Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC INC.
  400 Bellevue Parkway
  Wilmington, Delaware 19809

CUSTODIAN
  BANK ONE TRUST COMPANY, N.A.
  100 East Broad Street
  Columbus, Ohio 43271

INDEPENDENT AUDITORS
  KPMG LLP
  757 Third Avenue
  New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


SEMI-ANNUAL
REPORT

MARCH 31, 2002

                                TAX-FREE TRUST OF
                                     OREGON

                          A tax-free income investment

[Logo of Tax-Free Trust of Oregon: a square with two pine trees in front of a mountain]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   One of the
                            AQUILA(SM) Group of Funds

[Logo of Tax-Free Trust of Oregon: a square with two pine trees in front of a mountain]

                 SERVING OREGON INVESTORS FOR MORE THAN 15 YEARS

                            TAX-FREE TRUST OF OREGON
                               SEMI-ANNUAL REPORT

                              "MEETING OBJECTIVES"

                                                                     May 3, 2002

Dear Fellow Shareholder:

     As you know, the objective of Tax-Free Trust of Oregon is to provide you with "as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital."*

     From the inception of the Trust on June 16, 1986, management has always strived to meet this objective through having an investment portfolio of high quality securities and a maturity level which is primarily intermediate term in nature. This investment approach offers shareholders the opportunity to feel good about their investment knowing that:

     *    the share price should fluctuate relatively little, and thus
     *    their investment should be relatively secure.

     Through the various checks we have made of shareholder sentiments, this philosophy consistently rings true in the thinking of our investors. Shareholders of Tax-Free Trust of Oregon have expressed to us their desire to make sure that their investment in the Trust is such that they will get a "RETURN OF THEIR MONEY" as well as a "TAX-FREE RETURN ON THEIR MONEY." Therefore, we have managed the investment portfolio of the Trust accordingly.

     We think you will be interested in seeing just how well the Trust has met its objective of a stable share value since its inception. The Trust's share price will always have some fluctuation to it as a result of market activity and interest rate changes. However, the share price of the Trust has fluctuated relatively little since its inception in 1986. We have continually sought to meet the objective of PRESERVING SHAREHOLDERS' CAPITAL in the Trust to the maximum extent possible and believe that our efforts and success in this regard are evident in the following graph.**

            [Graphic of a bar chart with the following information:]

                             SHARE NET ASSET VALUE

                      6/16/86                  $9.60
                      12/31/86                $10.07
                      12/31/87                 $9.48
                      12/31/88                 $9.64
                      12/31/89                 $9.91
                      12/31/90                 $9.89
                      12/31/91                $10.32
                      12/31/92                $10.46
                      12/31/93                $10.92
                      12/31/94                 $9.92
                      12/31/95                $10.72
                      12/31/96                $10.55
                      12/31/97                $10.77
                      12/31/98                $10.79
                      12/31/99                $10.08
                      12/31/00                $10.56
                      12/31/01                $10.53
                      3/31/02                 $10.52

     Now, let's take a look at how well we have done in providing preservation of your capital over the six-month period from October 1, 2001 to March 31, 2002 covered by this Semi-Annual report.

                               CLASS A SHARE PRICE

                     October, 2001             $10.80
                     November, 2001            $10.67
                     December, 2001            $10.53
                     January, 2002             $10.65
                     February, 2002            $10.73
                     March, 2002               $10.52

     As you will note, the share price of the Trust fluctuated somewhat as interest rates changed over the period. However, the total fluctuation over this period was only $0.28 ($10.52 vs. $10.80), or approximately 3%. Thus, the total volatility of share price was far less than that experienced by various other investments that you might have made over the last six months.

     Now, let's take a look at the DOUBLE TAX-FREE DIVIDEND RATE paid over the last six months, representing the first half of the fiscal year.

     As you are aware, by having the Trust principally invest in Oregon municipal bonds, the Trust is in a position to provide its shareholders with income which is exempt from both Oregon state and regular Federal income tax. Also, we have consistently tried to ensure that people get their monthly dividend in time to meet their schedule for payments of various living expenses. Therefore, we pick a payment date every month that allows the income to be provided to you by around the 1st of the following month.

                                 APPROXIMATE PER               # OF DAYS
                                SHARE DIVIDEND PAID       COVERED BY DIVIDEND
                                -------------------       -------------------

     October, 2001                     $.041                       31
     November, 2001                    $.041                       31
     December, 2001                    $.037                       28
     January, 2002                     $.041                       31
     February, 2002                    $.038                       29
     March, 2002                       $.041                       31

     As you will observe, we try to ensure that the rate of income you receive is approximately equal for every month, in keeping with our shareholders' income needs. This is the same approach we have maintained since the inception of the Trust in June, 1986. The dividend paid will, however, fluctuate slightly based upon the number of days covered by the dividend. As you will note, February's and December's dividends are smaller than other months because it covers only 29 and 28 days respectively.

     For you as a shareholder of Tax-Free Trust of Oregon, we have tried our best to meet the stated objectives for the Trust.

     We want you to keep what you have in principal while earning a consistent stream of income every month. Most importantly, we want the Trust to meet your objective of feeling comfortable with your investment and having enough money each month to be able to meet your desired living expenses.

     It is always gratifying to accomplish what you have set out to do. We hope that by the Trust meeting its objectives, we have helped you to meet your objectives as well.

                                   Sincerely,


/s/  Diana P. Herrmann                         /s/ Lacy B. Herrmann
-----------------------                        ---------------------
Diana P. Herrmann                              Lacy B. Herrmann
President                                      Chairman of the Board of Trustees

* For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

** The above chart illustrates the record of Class A Net Asset Value Price since the Trust's inception. Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                            TAX-FREE TRUST OF OREGON
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 2002
                                   (UNAUDITED)

                                                                               RATING
      FACE                                                                    MOODY'S/
     AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS - 54.9%              S&P             VALUE
---------------   ------------------------------------------------            ---------     --------------
                  City of Beaverton, Oregon
$       910,000         5.950%, 04/01/2003 ...............................     Aa3/AA       $      926,553
        960,000         6.050%, 04/01/2004 ...............................     Aa3/AA              976,166
      1,020,000         6.150%, 04/01/2005 ...............................     Aa3/AA            1,037,677
      1,080,000         6.250%, 04/01/2006 ...............................     Aa3/AA            1,099,235
                  Bend Oregon Transportation Highway Systems
                     (MBIA Corporation Insured)
      1,135,000         5.300%, 9/1/2017 .................................     Aaa/NR            1,150,606
                  Blue Mountain Oregon Hospital District (AMBAC
                     Indemnity Corporation Insured)
      1,000,000         5.000%, 02/01/2021 ...............................     Aaa/AAA             971,250
                  Chemeketa Oregon Community College District
                     (Financial Guaranty Insurance Corporation Insured)
      1,385,000         5.500%, 06/01/2014 ...............................     Aaa/AAA           1,481,950
                  Clackamas County Oregon School District #62
                     (Oregon City) (State School Bond Guaranty Program)
      2,000,000         5.500%, 06/15/2020 ...............................     Aa2/AA            2,045,000
                  Clackamas County, Oregon School District #86
                     (Canby) (State School Bond Guaranty Program)
      3,535,000         5.250%, 06/15/2020 ...............................     Aa2/AA            3,548,256
                  Clackamas County Oregon School District #108
                     (Estacada) (Financial Security Assurance Insured)
      1,295,000         5.375%, 06/15/2017 ...............................     Aaa/AAA           1,325,756
      2,000,000         5.000%, 06/15/2025 ...............................     Aaa/AAA           1,920,000
                  Clackamas County Oregon School District #115
                     (AMBAC Indemnity Corporation Insured)
        615,000         5.700%, 06/01/2007 ...............................     Aaa/AAA             661,894
      1,000,000         6.150%, 06/01/2014 ...............................     Aaa/AAA           1,085,000
                  Clackamas County Oregon, Tax Allocation
      1,000,000         6.500%, 05/01/2020 ...............................     NR/NR*            1,000,300
                  Clackamas, Multnomah and Washington County,
                     Oregon School District #7J
      1,500,000         5.700%, 06/15/2010 ...............................     Aa2/NR            1,575,000
                  Clackamas, Oregon Community College District
                     (Financial Guaranty Insurance Corporation Insured)
      3,955,000         5.250%, 06/15/2017 ...............................     Aaa/AAA           4,019,269
      2,750,000         5.250%, 06/15/2018 ...............................



Aaa/AAA           2,780,936
                  Clackamas and Washington County, Oregon School
                     District #3J (Financial Guaranty Insurance
                     Corporation Insured)
$     1,620,000         5.000%, 06/01/2017 ...............................     Aaa/AAA      $    1,603,800
                  Clackamas and Washington County, Oregon School
                     District #3J
      1,150,000         5.875%, 10/01/2009 ...............................      A1/A+            1,174,921
                  Clatsop County School District #1 (Astoria) (State
                     School Bond Guaranty Program)
      1,725,000         5.500%, 06/15/2019 ...............................      NR/AA            1,765,969
                  Columbia County, Oregon School District #502
                     (Financial Guaranty Insurance Corporation Insured)
      2,070,000         zero coupon, 06/01/2015 ..........................     Aaa/AAA           1,053,112
                  Deschutes County Oregon Admin. School District #1
                     (Financial Security Assurance Insured)
      1,145,000         5.500%, 06/15/2014 ...............................     AAA/NR            1,209,406
      1,300,000         5.500%, 06/15/2016 ...............................     AAA/NR            1,353,625
      1,355,000         5.500%, 06/15/2018 ...............................     AAA/NR            1,395,650
      3,000,000         5.125%, 06/15/2021 ...............................     AAA/NR            2,958,750
                  Deschutes County Oregon Admin. School District #1
      1,500,000         5.000%, 12/01/2017 ...............................      A1/A             1,477,500
                  Douglas County Oregon School District #4 (Roseburg)
                     (State School Bond Guaranty Program)
      1,075,000         5.125%, 12/15/2017 ...............................     Aa2/NR            1,080,375
                  Douglas County, Oregon School District #116 (Winston-
                     Dillard) (State School Bond Guaranty Program)
      1,020,000         5.625%, 06/15/2020 ...............................      NR/AA            1,051,875
                  Eugene, Oregon (Parks & Open Space)
      1,465,000         5.250%, 02/01/2018 ...............................     Aa2/NR            1,477,819
      1,555,000         5.250%, 02/01/2019 ...............................     Aa2/NR            1,562,775
                  Hood River County, Oregon School District (AMBAC
                     Indemnity Corporation Insured)
      2,000,000         5.650%, 06/01/2008 ...............................     Aaa/AAA           2,112,500
                  Jackson County, Oregon School District #4 (Phoenix-
                     Talent) (Financial Security Assurance Insured)
      1,395,000         5.500%, 06/15/2018 ...............................

Aaa/AAA           1,435,106
                  Jackson County Oregon School District #9 (Eagle
                     Point) (State School Bond Guaranty Program)
$     1,120,000         5.625%, 06/15/2017 ...............................     Aa2/NR       $    1,171,800
      1,660,000         5.000%, 06/15/2021 ...............................     Aa2/NR            1,612,275
                  Jackson County, Oregon School District #549C
                     (Financial Security Assurance Insured)
      1,000,000         5.300%, 06/01/2008 ...............................     Aaa/AAA           1,056,250
                  Jackson County Oregon School District #549
                     (Medford) (State School Bond Guaranty Program)
      1,750,000         5.000%, 06/15/2012 ...............................     Aa2/NR            1,806,875
                  Jefferson County School District #509J (Financial
                     Guaranty Insurance Corporation Insured)
      1,025,000         5.250%, 06/15/2017 ...............................     Aaa/AAA           1,041,656
                  Josephine County, Oregon School District #7
                     (Grants Pass) (Financial Guaranty Insurance
                     Corporation Insured)
      2,700,000         5.700%, 06/01/2013 ...............................     Aaa/AAA           2,818,125
                  Josephine County, Oregon Three Rivers School
                     District (Financial Security Assurance Insured)
      1,780,000         5.250%, 06/15/2018 ...............................     Aaa/NR            1,791,125
                  Lane County, Oregon School District #040 (Creswell)
                     (State School Bond Guaranty Program)
      1,430,000         5.375%, 06/15/2020 ...............................      NR/AA            1,451,450
                  Lane County, Oregon School District #4J (Eugene)
      2,000,000         5.375%, 07/01/2009 ...............................     Aa3/NR            2,072,500
                  Lane County, Oregon School District #52J (Financial
                     Guaranty Insurance Corporation Insured)
        750,000         6.400%, 12/01/2009 ...............................     Aaa/AAA             823,125
                  Lane & Douglas County, Oregon School District #45J
                     (State School Bond Guaranty Program)
      1,525,000         6.000%, 06/15/2018 ...............................      NR/AA            1,626,031
                  Lane and Douglas County, Oregon School District
                     97J (Siuslaw) (State School Bond Guaranty Program)
      1,000,000         5.400%, 06/15/2019 ...............................     Aa2/NR            1,016,250
                  Lincoln County, Oregon (MBIA Corporation Insured)
      1,000,000         5.375%, 02/01/2010 ...............................

Aaa/AAA           1,021,620
                  Lincoln County Oregon School District (Financial
                     Guaranty Insurance Corporation Insured)
$     1,245,000         5.250%, 06/15/2012 ...............................     Aaa/AAA       $   1,288,575
                  Linn Benton Oregon Community College District
                     (Financial Guaranty Insurance Corporation Insured)
      1,160,000         zero coupon, 06/15/2011 ..........................     Aaa/AAA             748,200
                  Linn County Oregon School District #9 (Lebanon)
                     (MBIA Corporation Insured)
      2,500,000         5.000%, 06/15/2030 ...............................     Aaa/AAA           2,371,875
                  Linn County Oregon School District #7 (Harrisburg)
                     (State School Bond Guaranty Program)
      1,660,000         5.500%, 06/15/2019 ...............................      NR/AA            1,699,425
                  Linn County Oregon School District #9 (Lebanon)
                     (Financial Guaranty Insurance Corporation Insured)
      3,000,000         zero coupon, 06/15/2030 ..........................     Aaa/AAA           2,726,250
                  Malheur County, Oregon Jail Bonds (MBIA
                     Corporation Insured)
      1,345,000         6.300%, 12/01/2012 ...............................     Aaa/AAA           1,455,963
                  Marion and Clackamas County, Oregon Union
                     High School District #7J (Financial Security
                     Assurance Insured)
      1,340,000         6.000%, 06/01/2013 ...............................     Aaa/AAA           1,437,150
                  Metro Oregon
      3,240,000         5.000%, 01/01/2013 ...............................     Aa1/AA+           3,316,950
                  Multnomah and Clackmas County, Oregon School
                     District #10 (Gresham-Barlow) (Financial Security
                     Assurance Insured)
      1,500,000         5.500%, 06/15/2018 ...............................     Aaa/AAA           1,543,125
      2,650,000         5.000%, 06/15/2021 ...............................     Aaa/AAA           2,577,125
                  Multnomah County School District #7 (Reynolds)
                     (State School Bond Guaranty Program)
        500,000         5.625%, 06/15/2017 ...............................     Aa2/AA              523,125
      2,000,000         5.125%, 06/15/2019 ...............................     Aa2/AA            1,987,500
                  Multnomah County School District #40
      5,100,000         5.625%, 06/01/2012 ...............................

NR/AA-            5,342,250
                  Multnomah County School District #40 (Financial
                     Security Assurance Insured)
$     2,055,000         5.000%, 12/01/2015 ...............................     Aaa/AAA      $    2,072,981
                  Northern Oregon Correctional (AMBAC Indemnity
                     Corporation Insured)
      1,195,000         5.400%, 09/15/2016 ...............................     Aaa/AAA           1,218,900
                  Oak Lodge Water District (AMBAC Indemnity
                     Corporation Insured)
        215,000         7.300%, 12/01/2005 ...............................     Aaa/AAA             235,962
        215,000         7.300%, 12/01/2006 ...............................     Aaa/AAA             236,500
        215,000         7.400%, 12/01/2007 ...............................     Aaa/AAA             236,769
                  Portland Oregon Community College District
      3,015,000         5.125%, 06/01/2013 ...............................     Aa2/AA            3,116,756
      1,865,000         5.130%, 06/01/2016 ...............................     Aa2/AA            1,888,313
      2,350,000         5.000%, 06/01/2021 ...............................     Aa2/AA            2,282,437
                  Portland Oregon Community College District (Financial
                     Guaranty Insurance Corporation Insured)
      1,395,000         5.000%, 06/01/2017 ...............................     Aaa/AAA           1,382,794
                  Southwestern Oregon Community College District
                     (MBIA Corporation Insured)
      1,120,000         6.000%, 06/01/2025 ...............................     Aaa/AAA           1,194,200
                  State of Oregon Board of Higher Education
        900,000         6.200%, 10/15/2007 ...............................     Aa2/AA              917,523
      2,000,000         6.250%, 10/15/2012 ...............................     Aa2/AA            2,039,460
        820,000         zero coupon, 08/01/2016 ..........................     Aa2/AA              390,525
        655,000         zero coupon, 08/01/2017 ..........................     Aa2/AA              291,475
        500,000         zero coupon, 08/01/2018 ..........................     Aa2/AA              208,750
      2,890,000         6.000%, 10/15/2018 ...............................     Aa2/AA            2,943,234
        540,000         zero coupon, 08/01/2019 ..........................     Aa2/AA              211,950
      2,560,000         5.500%, 08/01/2021 ...............................     Aa2/AA            2,614,400
      3,000,000         5.000%, 08/01/2022 ...............................     Aa2/AA            2,898,750
      1,655,000         5.600%, 08/01/2023 ...............................     Aa2/AA            1,696,375
      1,500,000         5.600%, 08/01/2023 ...............................     Aa2/AA            1,537,500
      6,300,000         6.000%, 08/01/2026 ...............................     Aa2/AA            6,969,375
                  State of Oregon Elderly & Disabled Housing
        720,000         6.25%, 08/01/2013 ................................

Aa2/AA              742,997
                  State of Oregon Veterans' Welfare
$       505,000         9.000%, 04/01/2008 ...............................     Aa2/AA       $      536,012
        700,000         9.200%, 10/01/2008 ...............................     Aa2/AA              894,250
      1,135,000         5.200%, 10/01/2018 ...............................     Aa2/AA            1,137,837
      2,000,000         5.250%, 10/01/2042 ...............................     Aa2/AA            1,945,000
                  Polk County, Oregon School District #2 (Dallas)
                     (Financial Security Assurance Insured)
      1,000,000         5.400%, 06/01/2012 ...............................     Aaa/AAA           1,043,750
                  Polk, Marion, and Benton County, Oregon School
                     District #13J (Financial Guaranty Insurance
                     Corporation Insured)
      1,000,000         5.500%, 12/01/2008 ...............................     Aaa/AAA           1,061,250
                  City of Portland, Oregon
      1,480,000         5.100%, 10/01/2009 ...............................     Aaa/NR            1,494,844
      2,790,000         5.750%, 06/01/2013 ...............................     Aaa/NR            2,985,300
     1,000,000          4.600%, 06/01/2014 ...............................     Aaa/NR              987,500
      2,000,000         5.600%, 06/01/2015 ...............................     Aa2/NR            2,062,500
       305,000          5.250%, 06/01/2015 ...............................     Aa2/NR              309,194
      2,975,000         zero coupon, 06/01/2015 ..........................     Aa2/NR            1,502,375
      1,120,000         5.125%, 06/01/2018 ...............................     Aaa/NR            1,122,800
                  Salem-Keizer Oregon School District #24 (Financial
                     Security Assurance Insured)
      1,000,000         4.875%, 06/01/2014 ...............................     Aaa/AAA           1,001,250
                  Tualatin Hills Park and Recreation District, Oregon
                     (MBIA Corporation Insured)
      2,470,000         5.750%, 03/01/2012 ...............................     Aaa/AAA           2,627,463
      2,000,000         5.750%, 03/01/2015 ...............................     Aaa/AAA           2,125,000
                  Umatilla County, Oregon (Financial Guaranty
                     Insurance Corporation Insured)
      2,000,000         5.600%, 10/01/2015 ...............................     Aaa/AAA           2,147,500
                  Umatilla County, Oregon School District #8R
                     Hermiston (AMBAC Indemnity Corporation Insured)
        700,000         6.100%, 12/01/2012 ...............................     Aaa/AAA             753,375
                  Wasco County Oregon School District #12
                     (Financial Security Assurance Insured)
      1,135,000         6.000%, 06/15/2015 ...............................     Aaa/AAA           1,261,269
      1,400,000         5.500%, 06/15/2017 ...............................     Aaa/AAA           1,484,000
      1,790,000         5.500%, 06/15/2020 ...............................

Aaa/AAA           1,875,025
                  Washington and Clackamas County, Oregon School
                     District #23J (Tigard)
$     2,000,000         5.400%, 01/01/2010 ...............................     Aa3/NR       $    2,058,840
      1,000,000         5.650%, 06/01/2015 ...............................     Aa3/NR            1,075,000
                  Washington County, Oregon School District #15
                     (Forest Grove) (Financial Security Assurance Insured)
      1,760,000         5.375%, 06/15/2016 ...............................     Aaa/NR            1,819,400
      2,000,000         5.000%, 06/15/2021 ...............................     Aaa/NR            1,945,000
                  Washington County, Oregon School District #48J
                     (Beaverton)
      1,175,000         5.500%, 06/01/2006 ...............................     Aa2/AA-           1,227,875
      1,130,000         5.600%, 06/01/2007 ...............................     Aa2/AA-           1,180,850
      1,000,000         6.150%, 06/01/2008 ...............................     Aa2/AA-           1,005,610
      1,415,000         5.700%, 06/01/2008 ...............................     Aa2/AA-           1,478,675
      1,440,000         6.000%, 06/01/2011 ...............................     Aa2/AA-           1,517,400
      2,000,000         5.125%, 01/01/2015 ...............................     Aa2/AA-           2,035,000
      1,600,000         5.125%, 01/01/2016 ...............................     Aa2/AA-           1,618,000
                  Washington County, Oregon School District #88JT
                     (Financial Security Assurance Insured)
        585,000         6.100%, 06/01/2012 ...............................     Aaa/AAA             621,563
      2,315,000         6.100%, 06/01/2012 ...............................     Aaa/AAA           2,500,200
      2,055,000         5.125%, 06/15/2012 ...............................     Aaa/NR            2,119,219
                  Washington County, Oregon School District #48J
                     (Beaverton) (Financial Guaranty Insurance
                     Corporation Insured)
      2,500,000         5.375%, 06/01/2019 ...............................     Aaa/AAA           2,534,375
                  Washington Multnomah & Yamhill County, Oregon
                     School District #1J
      1,295,000         5.250%, 06/01/2013 ...............................     Aa3/NR            1,337,087
                  Washington & Yamhill, Oregon County School District
                     #58J (AMBAC Indemnity Corporation Insured)
         70,000         6.600%, 11/01/2004 ...............................     Aaa/AAA              70,219
         80,000         6.600%, 11/01/2005 ...............................     Aaa/AAA              80,250
         90,000         6.600%, 11/01/2006 ...............................     Aaa/AAA              90,282
                  Yamhill, Oregon County School District #29J
                     (Newberg) (Financial Security Assurance Insured)
      2,000,000         5.350%, 06/01/2006 ...............................


Aaa/AAA           2,075,000
                                                                                            --------------
                        Total State of Oregon General Obligation Bonds                         192,719,891
                                                                                            --------------


                  STATE OF OREGON REVENUE BONDS - 44.1%
                  --------------------------------------------------------

                  AIRPORT REVENUE BONDS - 0.9%
                  --------------------------------------------------------
                  Port of Portland, Oregon Airport (AMBAC Indemnity
                     Corporation Insured)
$     3,000,000         5.500%, 07/01/2024 ...............................     Aaa/AAA      $    3,015,000
                                                                                            --------------
                  CERTIFICATES OF PARTICIPATION REVENUE BONDS - 7.4%
                  --------------------------------------------------------
                  Jackson County Oregon Fire District #5 (MBIA
                     Corporation Insured)
      1,000,000         5.000%, 01/15/2029 ...............................     Aaa/AAA             951,250
                  Multnomah County, Oregon
      1,000,000         5.200%, 07/01/2005 ...............................     Aa3/NR            1,032,500
                  Oregon State Department of Administration Services
                     (AMBAC Indemnity Corporation Insured)
        500,000         5.375%, 05/01/2014 ...............................     Aaa/AAA             521,875
        950,000         5.000%, 11/01/2019 ...............................     Aaa/AAA             940,500
      1,500,000         5.800%, 05/01/2024 ...............................     Aaa/AAA           1,635,000
      3,500,000         6.000%, 05/01/2026 ...............................     Aaa/AAA           3,911,250
                  Oregon State Department of Administration Services
                     (MBIA Corporation Insured)
      1,480,000         5.375%, 11/01/2016 ...............................     Aaa/AAA           1,585,450
      4,250,000         5.500%, 11/01/2020 ...............................     Aaa/AAA           4,568,750
                  State of Oregon (MBIA Corporation Insured)
      1,250,000         5.700%, 01/15/2010 ...............................     Aaa/AAA           1,278,725
      2,750,000         6.200%, 11/01/2012 ...............................     Aaa/AAA           2,843,473
      1,000,000         5.500%, 01/15/2015 ...............................     Aaa/AAA           1,021,440
        550,000         5.500%, 01/15/2015 ...............................     Aaa/AAA             561,792
        500,000         5.800%, 03/01/2015 ...............................     Aaa/AAA             511,830
      1,000,000         5.800%, 03/01/2015 ...............................     Aaa/AAA           1,023,660
      2,000,000         6.250%, 11/01/2019 ...............................     Aaa/AAA           2,068,560
                  Washington County, Oregon Educational Services
        645,000         5.625%, 06/01/2016 ...............................      A1/NR              655,481
                  Washington County, Oregon Educational Services
                     (MBIA Corporation Insured)
        830,000         5.750%, 06/01/2025 ...............................

Aaa/AAA             852,825
                                                                                            --------------
                        Total Certificates of Participation Revenue Bonds                       25,964,361
                                                                                            --------------

                  HOSPITAL REVENUE BONDS - 7.8%
                  --------------------------------------------------------
                  Clackamas, Oregon Hospital Facilities Authority
                     (Adventist Health System/West) (MBIA
                     Corporation Insured)
$     2,000,000         6.350%, 03/01/2009 ...............................     Aaa/AAA      $    2,042,500
                  Clackamas, Oregon Hospital Facilities Authority
                     (Legacy Health System)
      2,000,000         5.250%, 02/15/2017 ...............................     Aa3/AA            1,987,500
      2,980,000         5.250%, 02/15/2018 ...............................     Aa3/AA            2,931,575
                  Clackamas, Oregon Hospital Facilities Authority
                     (Legacy Health System) (MBIA Corporation Insured)
      2,650,000         4.750%, 02/15/2011 ...............................     NR/AAA            2,643,375
                  Clackamas, Oregon Hospital Facilities Authority
                     (Sisters of Providence Hospital)
        500,000         6.375%, 10/01/2004 ...............................     Aa3/AA-             518,250
                  Clackamas County Oregon Hospital Facilities
                     Authority (Mary's Woods)
      3,450,000         6.625%, 05/15/2029 ...............................     NR/NR*            3,506,062
                  Deschutes County, Oregon Hospital Facilities
                     Authority (Cascade Health)
      2,000,000         5.600%, 01/01/2027 ...............................      A1/NR            1,957,500
                  Douglas County, Oregon Hospital Facilities Authority
                     (Catholic Health) (MBIA Corporation Insured)
        535,000         5.600%, 11/15/2005 ...............................     Aaa/AAA             572,450
                  Medford, Oregon Hospital Authority (Asante Health
                     Systems) (MBIA Corporation Insured)
      1,000,000         5.000%, 08/15/2018 ...............................     Aaa/AAA             977,500
                  State of Oregon Health Housing Educational &
                     Cultural Facilities Auth. (Peacehealth) (AMBAC
                     Indemnity Corporation Insured)
      2,300,000         5.250%, 11/15/2017 ...............................     Aaa/AAA           2,334,500
      1,850,000         5.000%, 11/15/2026 ...............................     Aaa/AAA           1,759,812
      1,430,000         5.000%, 11/15/2032 ...............................

Aaa/AAA           1,344,200
                  Western Lane County, Oregon Hospital Facilities
                     Authority (Sisters of St. Joseph Hospital) (MBIA
                     Corporation Insured)
$     1,000,000         5.625%, 08/01/2007 ...............................     Aaa/AAA      $    1,052,500
      3,765,000         5.750%, 08/01/2019 ...............................     Aaa/AAA           3,877,950
                                                                                            --------------
                        Total Hospital Revenue Bonds                                            27,505,674
                                                                                            --------------
                  HOUSING, EDUCATIONAL, AND CULTURAL REVENUE
                  BONDS - 7.8%
                  --------------------------------------------------------
                  Central Oregon Community College District, Oregon
      1,000,000         5.300%, 05/01/2025 ...............................     Aaa/AAA           1,000,000
                  Clackamas, Oregon Community College District
                     (MBIA Corporation Insured)
      1,865,000         5.700%, 06/01/2016 ...............................     Aaa/AAA           2,007,206
                  Multnomah County Oregon Educational Facility
                     (University of Portland)
      1,000,000         6.000%, 04/01/2020 ...............................     NR/BBB+           1,023,750
                  Portland Oregon Housing Authority
      1,000,000         5.100%, 01/01/2027 ...............................      NR/A               933,750
                  State of Oregon Housing and Community Services
        620,000         5.900%, 07/01/2012 ...............................     Aa2/NR              646,350
        500,000         6.700%, 07/01/2013 ...............................     Aa2/NR              506,690
      1,935,000         6.050%, 07/01/2020 ...............................     Aa2/NR            1,990,631
        975,000         6.000%, 07/01/2020 ...............................     Aa2/NR            1,000,594
      1,950,000         5.400%, 07/01/2027 ...............................     Aa2/NR            1,957,312
      2,150,000         6.875%, 07/01/2028 ...............................     Aa2/NR            2,198,741
                  State of Oregon Housing and Community Services
                     (MBIA Corporation Insured)
      1,500,000         5.450%, 07/01/2024 ...............................     Aaa/AAA           1,505,625
                  State of Oregon Housing, Educational and Cultural
                     Facilities Authority (George Fox University)
                     (LOC: Bank of America)
      1,000,000         5.700%, 03/01/2017 ...............................     NR/AA-            1,027,500
                  State of Oregon Housing Finance Authority
      1,000,000         6.800%, 07/01/2013 ...............................

AA2/A+            1,013,200
                  Oregon Health Sciences University (MBIA
                     Corporation Insured)
$     4,500,000         5.250%, 07/01/2015 ...............................     Aaa/AAA      $    4,584,375
     11,515,000         zero coupon, 07/01/2021 ..........................     Aaa/AAA           3,987,069
                  City of Salem, Oregon Educational Facilities
                     (Willamette University)
      1,000,000         6.000%, 04/01/2010 ...............................      A2/NR            1,037,500
                  Yamhill County, Oregon Educational Services
                     (AMBAC Indemnity Corporation Insured)
      1,000,000         5.150%, 07/01/2019 ...............................     NR/AAA            1,001,250
                                                                                            --------------
                        Total Housing, Educational, and Cultural
                              Revenue Bonds ..............................                      27,421,543
                                                                                            --------------

                  TRANSPORTATION REVENUE BONDS - 2.5%
                  --------------------------------------------------------
                  State of Oregon Department of Transportation
                     (Light Rail) (MBIA Corporation Insured)
      2,000,000         6.000%, 06/01/2005 ...............................     Aaa/AAA           2,147,500
                  Oregon State Department Transportation Highway
      2,555,000         5.375%, 11/15/2018 ...............................     Aa1/AA+           2,602,906
                  Tri-County Metropolitan Transportation District
      1,440,000         5.750%, 08/01/2016 ...............................     Aa3/AA+           1,528,200
                  Tri-County Metropolitan Transportation District
                     (LOC: Morgan Guaranty Trust)
      2,500,000         5.400%, 06/01/2019 ...............................     NR/AA             2,515,625
                                                                                            --------------
                        Total Transportation Revenue Bonds ...............                       8,794,231
                                                                                            --------------

                  URBAN RENEWAL REVENUE BONDS - 2.0%
                  --------------------------------------------------------
                  Portland Oregon Airport Way Renewal &
                     Redevelopment (AMBAC Indemnity Corporation
                     Insured)
      1,640,000         6.000%, 06/15/2014 ...............................     Aaa/NR            1,801,950
      1,765,000         5.750%, 06/15/2020 ...............................     Aaa/NR            1,866,488
                  Portland Oregon Urban Renewal Tax Allocation
                     (AMBAC Indemnity Corporation Insured)
                     (Convention Center)
      1,150,000         5.750%, 06/15/2018 ...............................     Aaa/NR            1,217,562
      2,000,000         5.450%, 06/15/2019 ...............................

Aaa/NR            2,050,000
                                                                                            --------------
                        Total Urban Renewal Revenue Bonds ................                       6,936,000
                                                                                            --------------

                  UTILITY REVENUE BONDS - 2.7%
                  --------------------------------------------------------
                  City of Eugene, Oregon Electric Utility (Financial
                     Security Assurance Insured)
$     1,600,000         5.000%, 08/01/2018 ...............................     Aaa/AAA      $    1,586,000
                  City of Eugene, Oregon Electric Utility (MBIA
                     Corporation Insured)
        640,000         4.850%, 08/01/2013 ...............................     Aaa/AAA             640,122
      1,200,000         5.000%, 08/01/2023 ...............................     Aaa/AAA           1,176,000
                  City of Eugene, Oregon Electric Utility
      1,000,000         6.000%, 08/01/2011 ...............................      A1/AA            1,013,690
        500,000         5.000%, 08/01/2017 ...............................      A1/AA              494,375
      1,400,000         5.800%, 08/01/2019 ...............................      A1/AA            1,499,750
                  City of Eugene, Oregon Trojan Nuclear Project
      2,120,000         5.900%, 09/01/2009 ...............................     Aa1/AA-           2,145,864
                  Northern Wasco County, Oregon Public Utility
                     Development (Financial Guaranty Insurance
                     Corporation Insured)
      1,000,000         5.625%, 12/01/2022 ...............................     Aaa/AAA           1,017,500
                                                                                            --------------
                        Total Utility Revenue Bonds ......................                       9,573,301
                                                                                            --------------
                  WATER AND SEWER REVENUE BONDS - 11.9%
                  --------------------------------------------------------
                  Bend Oregon Sewer Revenue (AMABC Indemnity
                     Corporation Insured)
      1,130,000         5.150%, 10/01/2014 ...............................     Aaa/NR            1,161,075
                  City of Klamath Falls Water (Financial Security
                     Assurance Insured)
      1,100,000         6.100%, 06/01/2014 ...............................     Aaa/AAA           1,182,500
                  City of Klamath Wastewater (AMBAC Indemnity
                     Corporation Insured)
      1,545,000         5.650%, 06/01/2020 ...............................     Aaa/AAA           1,604,869
                  Klamath Falls, Oregon Water Revenue (Financial
                     Security Assurance Insured)
      1,575,000         5.500%, 07/01/2016 ...............................


Aaa/AAA           1,671,469
                  Lebanon Oregon Wastewater (Financial Security
                     Assurance Insured)
$     1,000,000         5.700%, 03/01/2020 ...............................     Aaa/AAA      $    1,043,750
                  City of Portland Sewer (MBIA Corporation Insured)
      2,500,000         5.250%, 06/01/2016 ...............................     Aaa/AAA           2,528,125
                  City of Portland Sewer (Financial Guaranty Insurance
                     Corporation Insured)
        500,000         6.000%, 10/01/2012 ...............................     Aaa/AAA             519,745
      2,355,000         6.250%, 06/01/2015 ...............................     Aaa/AAA           2,537,512
      2,500,000         5.750%, 08/01/2019 ...............................     Aaa/AAA           2,640,625
                  Portland Water System
      1,440,000         5.500%, 08/01/2015 ...............................     Aa1/NR            1,474,200
      7,420,000         5.500%, 08/01/2019+ ..............................     Aa1/NR            7,614,775
      1,185,000         5.500%, 08/01/2020 ...............................     Aa1/NR            1,213,144
                  Salem Oregon Water & Sewer (Financial Security
                     Assurance Insured)
      1,000,000         5.375%, 06/01/2015 ...............................     Aaa/AAA           1,058,750
      1,970,000         5.375%, 06/01/2016 ...............................     Aaa/AAA           2,024,175
      3,025,000         5.500%, 06/01/2020 ...............................     Aaa/AAA           3,096,844
                  Washington County Oregon Clean Water Services
                     (Financial Guaranty Insurance Corporation Insured)
        995,000         5.000%, 10/01/2013 ...............................     Aaa/AAA           1,018,631
      3,525,000         5.125%, 10/01/2017 ...............................     Aaa/AAA           3,538,219
                  Washington County Unified Sewer Agency (AMBAC
                     Indemnity Corporation Insured)
      2,120,000         5.900%, 10/01/2006 ...............................     Aaa/AAA           2,260,450
        315,000         5.900%, 10/01/2006 ...............................     Aaa/AAA             333,900
      2,500,000         6.125%, 10/01/2012 ...............................     Aaa/AAA           2,678,125
        750,000         6.125%, 10/01/2012 ...............................     Aaa/AAA             803,438
                                                                                            --------------
                        Total Water and Sewer Revenue Bonds                                     42,004,321
                                                                                            --------------
                  OTHER REVENUE BONDS - 1.1%
                  --------------------------------------------------------
                  Baker County Pollution Control (Ash Grove Cement
                     West Project) (Small Business Administration Insured)
        355,000         6.200%, 07/01/2004 ...............................     Aaa/NR              357,592
        380,000         6.300%, 07/01/2005 ...............................



Aaa/NR              382,782
                  Multnomah County School District #1J, Special
                     Obligations
$     1,000,000         5.000%, 03/01/2007 ...............................      A1/A        $    1,009,990
                  Oregon State Department of Administration Services
                     (Lottery Revenue) (Financial Security Assurance
                     Insured)
      2,000,000         5.750%, 04/01/2014 ...............................     Aaa/AAA           2,127,500
                                                                                            --------------
                        Total Other Revenue Bonds ........................                       3,877,864
                                                                                            --------------
                        Total State of Oregon Revenue Bonds ..............                     155,092,295
                                                                                            --------------
                     Total Municipal Bonds (cost $338,311,670**) .........       99.0%         347,812,186
                     Other assets less liabilities .......................        1.0            3,515,217
                                                                                ------      --------------
                     Net Assets ..........................................      100.0%      $  351,327,403
                                                                                ======      ==============

               (*) Any security not rated has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

               (**)  See notes 2f and 4.

               + This security is pledged as collateral for the Trust's when-issued commitment.

                            PORTFOLIO ABBREVIATIONS:

               AMBAC - American Municipal Bond Assurance Corp.
               LOC   - Letter of Credit
               MBIA  - Municipal Bond Investors Assurance Corp.

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2002
                                   (UNAUDITED)

ASSETS
   Investments at value (cost $338,311,670) ...............................................              $347,812,186
   Cash ...................................................................................                 1,987,458
   Interest receivable ....................................................................                 5,499,869
   Receivable for Trust shares sold .......................................................                   547,829
   Receivable for investment securities sold ..............................................                   193,112
   Other assets ...........................................................................                     2,151
                                                                                                         ------------
   Total assets ...........................................................................               356,042,605
                                                                                                         ------------
LIABILITIES
   Payable for investment securities purchased ............................................                 3,018,276
   Payable for Trust shares redeemed ......................................................                   965,751
   Dividends payable ......................................................................                   373,327
   Distribution fees payable ..............................................................                   156,724
   Management fees payable ................................................................                   119,895
   Accrued expenses .......................................................................                    81,229
                                                                                                         ------------
   Total liabilities ......................................................................                 4,715,202
                                                                                                         ------------
NET ASSETS ................................................................................              $351,327,403
                                                                                                         ============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share .....              $    333,961
   Additional paid-in capital .............................................................               340,396,059
   Net unrealized appreciation on investments (note 4) ....................................                 9,500,516
   Accumulated net realized gain on investments ...........................................                   700,033
   Undistributed net investment income ....................................................                   396,834
                                                                                                         ------------
                                                                                                         $351,327,403
                                                                                                         ============
CLASS A
   Net Assets .............................................................................              $310,272,401
                                                                                                         ============
   Capital shares outstanding .............................................................                29,490,890
                                                                                                         ============
   Net asset value and redemption price per share .........................................              $      10.52
                                                                                                         ============
   Offering price per share (100/96 of $10.52 adjusted to nearest cent) ...................              $      10.96
                                                                                                         ============
CLASS C
   Net Assets .............................................................................              $ 18,695,211
                                                                                                         ============
   Capital shares outstanding .............................................................                 1,778,418
                                                                                                         ============
   Net asset value and offering price per share ...........................................              $      10.51
                                                                                                         ============
   Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ..........................................              $      10.51*
                                                                                                         ============
CLASS Y
   Net Assets .............................................................................              $ 22,359,791
                                                                                                         ============
   Capital shares outstanding .............................................................                 2,126,765
                                                                                                         ============
   Net asset value, offering and redemption price per share ...............................              $      10.51
                                                                                                         ============

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHSENDED MARCH 31, 2002
                                   (UNAUDITED)

INVESTMENT INCOME:
     Interest income .........................................................                    $ 9,063,396
     Expenses:
     Management fees (note 3) ................................................    $   695,402
     Distribution and service fees (note 3) ..................................        308,886
     Transfer and shareholder servicing agent fees ...........................         90,107
     Trustees' fees and expenses .............................................         50,973
     Legal fees ..............................................................         36,655
     Shareholders' reports and proxy statements ..............................         27,089
     Custodian fees ..........................................................         15,402
     Audit and accounting fees ...............................................         14,063
     Registration fees and dues ..............................................         10,620
     Insurance ...............................................................          8,361
     Miscellaneous ...........................................................         24,671
                                                                                  -----------
                                                                                    1,282,229
     Expenses paid indirectly (note 7) .......................................        (33,111)
                                                                                  -----------
     Net expenses ............................................................                      1,249,118
                                                                                                  -----------
     Net investment income ...................................................                      7,814,278

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions ...................        620,753
     Change in unrealized appreciation on investments ........................     (6,773,577)
                                                                                  -----------
     Net realized and unrealized gain (loss) on investments ..................                     (6,152,824)
                                                                                                  -----------
     Net increase in net assets resulting from operations ....................                    $ 1,661,454
                                                                                                  ===========

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS ENDED
                                                                     MARCH 31, 2002        YEAR ENDED
                                                                       (UNAUDITED)     SEPTEMBER 30, 2001
                                                                    ----------------   ------------------
OPERATIONS:
   Net investment income ........................................     $   7,814,278       $  15,243,893
   Net realized gain (loss) from securities transactions ........           620,753             648,916
   Change in unrealized appreciation on investments .............        (6,773,577)         13,003,395
                                                                      -------------       -------------
      Change in net assets resulting from operations ............         1,661,454          28,896,204
                                                                      -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
   Class A Shares:
   Net investment income ........................................        (6,939,210)        (13,839,683)
   Net realized gain on investments .............................          (498,049)           (198,559)

   Class C Shares:
   Net investment income ........................................          (279,184)           (322,032)
   Net realized gain on investments .............................           (24,704)             (4,451)

   Class Y Shares:
   Net investment income ........................................          (538,783)         (1,068,265)
   Net realized gain on investments .............................           (38,172)            (15,146)
                                                                      -------------       -------------
      Change in net assets from distributions ...................        (8,318,102)        (15,448,136)
                                                                      -------------       -------------
CAPITAL SHARE TRANSACTIONS (NOTE 8):
   Proceeds from shares sold ....................................        28,894,666          45,694,799
   Reinvested dividends and distributions .......................         5,197,678           8,937,268
   Cost of shares redeemed ......................................       (21,144,766)        (38,726,743)
                                                                      -------------       -------------
      Change in net assets from capital share transactions ......        12,947,578          15,905,324
                                                                      -------------       -------------
      Change in net assets ......................................         6,290,930          29,353,392

NET ASSETS:
   Beginning of period ..........................................       345,036,473         315,683,081
                                                                      -------------       -------------
   End of period ................................................     $ 351,327,403       $ 345,036,473
                                                                      =============       =============

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

     Tax-Free Trust of Oregon (the "Trust") is a separate portfolio of The Cascades Trust. The Cascades Trust (the "Business Trust") is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On January 31, 1998 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At March 31, 2002 there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) NEW ACCOUNTING PRONOUNCEMENT: In November 2000, the AICPA issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, which is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Trust to amortize premium and all discounts on all fixed-income securities. The Fund elected to adopt this requirement effective October 1, 2001. This change does not affect the Trust 's net asset value, but does change the classification of certain amounts in the statement of operations. For the six month period ending March 31, 2002, interest income increased by $57,100, net realized gain on investments decreased by $39,239, and the change in net unrealized appreciation of investments decreased by $17,861. In addition, the Trust recorded an adjustment to increase the cost of securities and increase accumulated undistributed net investment income by $289,945 to reflect the cumulative effect of this change up to the date of adoption. For the six months ended March 31, 2002, the new accounting pronouncement did not have a material impact on the financial highlights of the Trust.

3. FEES AND RELATED PARTY TRANSACTIONS

(a)  MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a sub-adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the sub-adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% on the Trust's net assets.

     U.S. Bancorp Asset Management, Inc. (formerly U.S. Bancorp Piper Jaffray Asset Management, Inc.) (the "Sub-Adviser"), serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18% on the Trust's net assets.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended March 31, 2002, service fees on Class A Shares amounted to $231,798, of which the Distributor received $9,029.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 2002, amounted to $57,816. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 2002, amounted to $19,272. The total of these payments made with respect to Class C Shares amounted to $77,088, of which the Distributor received $50,636.

     Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Oregon, with the bulk of sales commissions inuring to such dealers. For the six months ended March 31, 2002, total commissions on sales of Class A Shares amounted to $509,732, of which the Distributor received $60,178.

4. PURCHASES AND SALES OF SECURITIES

     During the six months ended March 31, 2002, purchases of securities and proceeds from the sales of securities aggregated $45,167,733 and $30,183,491, respectively.

     At March 31, 2002, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $11,251,452, and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $1,460,990 for a net unrealized appreciation of $9,790,462.

5. PORTFOLIO ORIENTATION

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers' ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. Although these amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuer's to pay interest and principal on their obligations, experience over the history of such amendments would indicate a low probability of this happening.

6. DISTRIBUTIONS

     The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

7. EXPENSES

     The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances.The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. CAPITAL SHARE TRANSACTIONS

     Transactions in Capital Shares of the Trust were as follows:

                                                               SIX MONTHS ENDED
                                                                MARCH 31, 2002                   YEAR ENDED
                                                                 (UNAUDITED)                  SEPTEMBER 30, 2001
                                                       ----------------------------     ----------------------------
                                                         SHARES           AMOUNT          SHARES           AMOUNT
                                                       ----------      ------------     ----------      ------------
CLASS A SHARES:
   Proceeds from shares sold ................           1,906,845      $ 20,317,992      3,046,769      $ 32,323,152
   Reinvested dividends and
      distributions .........................             441,224         4,693,291        815,575         8,626,274
   Cost of shares redeemed ..................          (1,630,655)      (17,392,411)    (3,219,333)      (34,011,543)
                                                       ----------      ------------     ----------      ------------
      Net change ............................             717,414         7,618,872        643,011         6,937,883
                                                       ----------      ------------     ----------      ------------

CLASS C SHARES:
   Proceeds from shares sold ................             638,841         6,806,613        754,192         8,004,403
   Reinvested dividends and
      distributions .........................              19,005           201,860         20,272           214,572
   Cost of shares redeemed ..................             (61,628)         (656,924)      (160,595)       (1,702,903)
                                                       ----------      ------------     ----------      ------------
      Net change ............................             596,218         6,351,549        613,869         6,516,072
                                                       ----------      ------------     ----------      ------------

CLASS Y SHARES:
   Proceeds from shares sold ................             166,326         1,770,061        507,863         5,367,244
   Reinvested dividends and
      distributions .........................              28,484           302,527          9,109            96,422
   Cost of shares redeemed ..................            (290,526)       (3,095,431)      (285,830)       (3,012,297)
                                                       ----------      ------------     ----------      ------------
      Net change ............................             (95,716)       (1,022,843)       231,142         2,451,369
                                                       ----------      ------------     ----------      ------------
Total transactions in Trust
   shares ...................................           1,217,916      $ 12,947,578      1,488,022      $ 15,905,324
                                                       ==========      ============     ==========      ============

                            TAX-FREE TRUST OF OREGON
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS A
                                                --------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                    YEAR ENDED SEPTEMBER 30,
                                                  3/31/02      -----------------------------------------------------
                                                (UNAUDITED)     2001        2000       1999        1998        1997
                                                -----------    -----        ----       ----        ----        ----
Net asset value, beginning of period..........     $10.72      $10.29      $10.27     $10.86      $10.68      $10.49
                                                   ------      ------      ------     ------      ------      ------
Income (loss) from investment operations:

   Net investment income......................      0.24        0.49        0.50       0.50        0.53        0.53
   Net gain (loss) on securities (both
      realized and unrealized)................     (0.18)       0.44        0.02      (0.56)       0.19        0.21
                                                   ------      ------      ------     ------      ------      ------
   Total from investment operations...........      0.06        0.93        0.52      (0.06)       0.72        0.74
                                                   ------      ------      ------     ------      ------      ------
Less distributions (note 6):
   Dividends from net investment income.......     (0.24)      (0.49)      (0.50)     (0.51)      (0.53)      (0.54)
   Distributions from capital gains...........     (0.02)      (0.01)         --      (0.02)      (0.01)      (0.01)
                                                   ------      ------      ------     ------      ------      ------
   Total distributions........................     (0.26)      (0.50)      (0.50)     (0.53)      (0.54)      (0.55)
                                                   ------      ------      ------     ------      ------      ------
Net asset value, end of period................     $10.52      $10.72      $10.29     $10.27      $10.86      $10.68
                                                   ======      ======      ======     ======      ======      ======

Total return (not reflecting sales charge)....     0.52%+       9.18%       5.26%     (0.62)%      6.90%       7.21%

Ratios/supplemental data
   Net assets, end of period (in millions)....      $310        $309        $289       $309        $322        $312
   Ratio of expenses to average net assets ...     0.71%*       0.72%       0.71%      0.71%       0.71%       0.73%
   Ratio of net investment income to
      average net assets .....................     4.50%*       4.62%       4.93%      4.70%       4.83%       5.01%
   Portfolio turnover rate ...................       9%+         17%         20%        16%          7%          5%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets....     0.69%*       0.70%       0.70%      0.68%       0.69%       0.72%

+    Not annualized.
*    Annualized.

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             CLASS C
                                               --------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                        YEAR ENDED SEPTEMBER 30,
                                                 3/31/02         --------------------------------------------------
                                               (UNAUDITED)        2001       2000       1999       1998       1997
                                               -----------       ------     ------     ------     ------     ------
Net asset value, beginning of period .......      $10.71         $10.28     $10.27     $10.85     $10.67     $10.49
                                                  ------         ------     ------     ------     ------     ------
Income (loss) from investment operations:
   Net investment income ...................       0.19           0.39       0.41       0.41       0.43       0.43
   Net gain (loss) on securities (both
      realized and unrealized) .............      (0.18)          0.45       0.02      (0.55)      0.20       0.21
                                                  ------         ------     ------     ------     ------     ------
   Total from investment operations ........       0.01           0.84       0.43      (0.14)      0.63       0.64
                                                  ------         ------     ------     ------     ------     ------
Less distributions (note 6):
   Dividends from net investment income ....      (0.19)         (0.40)     (0.42)     (0.42)     (0.44)     (0.45)
   Distributions from capital gains ........      (0.02)         (0.01)        --      (0.02)     (0.01)     (0.01)
                                                  ------         ------     ------     ------     ------     ------
   Total distributions .....................      (0.21)         (0.41)     (0.42)     (0.44)     (0.45)     (0.46)
                                                  ------         ------     ------     ------     ------     ------
Net asset value, end of period .............      $10.51         $10.71     $10.28     $10.27     $10.85     $10.67
                                                  ======         ======     ======     ======     ======     ======

Total return (not reflecting sales charge) .      0.10%+         8.26%      4.27%     (1.38)%     6.00%      6.20%

Ratios/supplemental data
   Net assets, end of period (in millions) .      $ 18.7         $ 12.7     $  5.8     $  3.0     $  1.2     $ 0.80
   Ratio of expenses to average
      net assets ...........................      1.56%*          1.56%      1.55%      1.56%      1.56%      1.58%
   Ratio of net investment income to
      average net assets ...................      3.64%*          3.70%      4.03%      3.84%      3.98%      4.14%
   Portfolio turnover rate .................        9%+            17%        20%        16%         7%         5%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
      net assets............................      1.54%*         1.54%      1.54%      1.53%      1.54%      1.57%

                                                                                CLASS Y
                                                -------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                        YEAR ENDED SEPTEMBER 30,
                                                  3/31/02        --------------------------------------------------
                                                (UNAUDITED)       2001       2000       1999       1998       1997
                                                -----------      ------     ------     ------     ------     ------
Net asset value, beginning of period .......      $10.72         $10.28     $10.27     $10.85     $10.68     $10.49
                                                  ------         ------     ------     ------     ------     ------
Income (loss) from investment operations:
   Net investment income ...................       0.25           0.50       0.52       0.52       0.54       0.54
   Net gain (loss) on securities (both
      realized and unrealized) .............      (0.20)          0.45       0.01      (0.56)      0.19       0.21
                                                  ------         ------     ------     ------     ------     ------
   Total from investment operations ........       0.05           0.95       0.53      (0.04)      0.73       0.75
                                                  ------         ------     ------     ------     ------     ------
Less distributions (note 6):
   Dividends from net investment income ....      (0.24)         (0.50)     (0.52)     (0.52)     (0.55)     (0.55)
   Distributions from capital gains ........      (0.02)         (0.01)        --      (0.02)     (0.01)     (0.01)
                                                  ------         ------     ------     ------     ------     ------
   Total distributions .....................      (0.26)         (0.51)     (0.52)     (0.54      (0.56)     (0.56)
                                                  ------         ------     ------     ------     ------     ------
Net asset value, end of period .............      $10.51         $10.72     $10.28     $10.27     $10.85     $10.68
                                                  ======         ======     ======     ======     ======     ======

Total return (not reflecting sales charge) .      0.50%+          9.45%      5.32%     (0.39)%     6.96%      7.37%

Ratios/supplemental data
   Net assets, end of period (in millions)        $ 22.4         $ 23.8     $ 20.5     $ 17.0     $ 10.7     $  4.0
   Ratio of expenses to average
      net assets ...........................      0.56%*          0.57%      0.56%      0.56%      0.55%      0.58%
   Ratio of net investment income to
      average net assets ...................      4.65%*          4.76%      5.08%      4.86%      4.95%      5.21%
   Portfolio turnover rate .................        9%+            17%        20%        16%         7%         5%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
      net assets............................      0.54%*          0.55%      0.54%      0.53%      0.53%      0.57%


+    Not annualized.
*    Annualized.

                See accompanying notes to financial statements.